UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

Regal Total Return Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 52.8%
	COMMUNICATIONS – 1.8%
2,617	AT&T, Inc.	$87,905
446	Baidu, Inc. - ADR*	101,674
138	Google, Inc. - Class C*	72,643
65	Priceline Group, Inc.*	74,114
		336,336
	CONSUMER DISCRETIONARY – 8.8%
1,277	Cintas Corp.	100,168
1,495	Delphi Automotive PLC	108,716
1,654	Dick's Sporting Goods, Inc.	82,121
1,000	Ecolab, Inc.	104,520
982	Genuine Parts Co.	104,652
2,467	Leggett & Platt, Inc.	105,119
3,022	Lowe's Cos., Inc.	207,914
1,017	Magna International, Inc.	110,538
994	McDonald's Corp.	93,138
1,467	Michael Kors Holdings Ltd.*	110,172
1,061	PetSmart, Inc.	86,254
2,035	Southwest Airlines Co.	86,121
1,030	Stanley Black & Decker, Inc.	98,963
4,192	Swatch Group A.G. - ADR	92,748
2,509	Urban Outfitters, Inc.*	88,141
1,345	VF Corp.	100,740
		1,680,025
	CONSUMER STAPLES – 8.8%
19,055	AMBEV SA - ADR	118,522
1,965	Archer-Daniels-Midland Co.	102,180
1,030	Brown-Forman Corp. - Class B	90,475
914	Clorox Co.	95,248
2,268	Coca-Cola Co.	95,755
1,386	Colgate-Palmolive Co.	95,897
1,711	Hormel Foods Corp.	89,143
888	Kimberly-Clark Corp.	102,600
1,366	McCormick & Co., Inc.	101,494
1,036	PepsiCo, Inc.	97,964
849	Philip Morris International, Inc.	69,151
1,074	Procter & Gamble Co.	97,831
2,512	Sysco Corp.	99,701
1,456	Target Corp.	110,525
1,204	Wal-Mart Stores, Inc.	103,400
1,456	Walgreens Boots Alliance, Inc.	110,947
1,905	Whole Foods Market, Inc.	96,050
		1,676,883

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY – 5.3%
1,380	Bristow Group, Inc.	$90,790
958	Chevron Corp.	107,468
855	Core Laboratories N.V.	102,891
2,330	Enbridge, Inc.	119,785
1,182	Exxon Mobil Corp.	109,276
35,676	Gran Tierra Energy, Inc.*	137,353
1,238	National Oilwell Varco, Inc.	81,126
961	Schlumberger Ltd.	82,079
2,037	TransCanada Corp.	100,017
5,663	Ultra Petroleum Corp.*	74,525
		1,005,310
	FINANCIALS – 6.2%
1,554	Aflac, Inc.	94,934
559	Berkshire Hathaway, Inc. - Class B*	83,934
232	BlackRock, Inc.	82,954
956	Chubb Corp.	98,917
2,012	Cincinnati Financial Corp.	104,282
927	CME Group, Inc.	82,179
511	Credit Acceptance Corp.*	69,705
1,717	Franklin Resources, Inc.	95,070
3,886	HCP, Inc.	171,101
1,162	T. Rowe Price Group, Inc.	99,769
4,500	Western Union Co.	80,595
3,505	Zurich Insurance Group A.G. - ADR ADR	109,356
		1,172,796
	HEALTH CARE – 8.7%
3,921	Abbott Laboratories	176,523
1,591	AbbVie, Inc.	104,115
1,084	Baxter International, Inc.	79,446
735	Becton, Dickinson and Co.	102,283
610	C.R. Bard, Inc.	101,638
1,185	Cardinal Health, Inc.	95,665
1,113	Covidien PLC	113,838
1,013	Express Scripts Holding Co.*	85,771
12	Halyard Health, Inc.*	546
2,125	ICON PLC*	108,354
895	Johnson & Johnson	93,590
758	Laboratory Corp. of America Holdings*	81,788
1,388	Medtronic, Inc.	100,214
1,111	Novartis AG - ADR	102,945
2,636	Novo Nordisk A.S. - ADR	111,555
2,303	Sanofi - ADR	105,040

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
915	Varian Medical Systems, Inc.*	$79,157
		1,642,468
	INDUSTRIALS – 3.9%
4,666	ABB Ltd. - ADR	98,686
1,509	Dover Corp.	108,225
1,464	Emerson Electric Co.	90,373
340	Illinois Tool Works, Inc.	32,198
1,705	Pentair PLC	113,246
2,409	Sturm Ruger & Co., Inc.	83,424
386	W.W. Grainger, Inc.	98,387
1,045	WABCO Holdings, Inc.*	109,495
		734,034
	MATERIALS – 5.9%
646	3M Co.	106,151
186	Air Products & Chemicals, Inc.	26,827
2,303	Bemis Co., Inc.	104,119
336	CF Industries Holdings, Inc.	91,573
2,304	Methanex Corp.	105,592
3,268	Nucor Corp.	160,295
2,989	Potash Corp. of Saskatchewan, Inc.	105,572
458	PPG Industries, Inc.	105,867
396	Sherwin-Williams Co.	104,164
752	Sigma-Aldrich Corp.	103,227
4,371	Sociedad Quimica y Minera de Chile S.A. - ADR ADR	104,379
		1,117,766
	TECHNOLOGY – 2.9%
1,263	Accenture PLC - Class A	112,798
1,240	Automatic Data Processing, Inc.	103,379
1,563	Cognizant Technology Solutions Corp. - Class A*	82,308
455	International Business Machines Corp.	73,000
1,105	McGraw Hill Financial, Inc.	98,323
1,794	Syntel, Inc.*	80,694
		550,502
	UTILITIES – 0.5%
1,477	Consolidated Edison, Inc.	97,497

	TOTAL COMMON STOCKS (Cost $9,738,750)	10,013,617

	EXCHANGE-TRADED FUNDS – 29.9%
6,855	iShares 20+ Year Treasury Bond ETF	863,182
7,643	iShares iBoxx $Investment Grade Corporate Bond ETF	912,651
7,823	iShares MBS ETF	855,210

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS (Continued)
3,773	iShares TIPS Bond ETF	$422,614
11,291	iShares U.S. Real Estate ETF	867,600
16,662	Market Vectors Agribusiness ETF	875,255
36,202	PowerShares DB U.S. Dollar Index Bullish Fund*	867,762

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,542,177)	5,664,274

	SHORT-TERM INVESTMENTS – 17.9%
3,386,042	Fidelity Institutional Money Market Fund, 0.07%[1,2]	3,386,042

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,386,042)	3,386,042

	TOTAL INVESTMENTS – 100.6% (Cost $18,666,969)	19,063,933
	Liabilities in Excess of other assets – (0.6)%	(109,236)

	TOTAL NET ASSETS –100.0%	$18,954,697

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.8)%
	CALL OPTIONS – (0.8)%
(4)	3M Co. Exercise Price: $150, Expiration Date: January 17, 2015*	$(6,600)
(20)	Abbott Laboratories Exercise Price: $46, Expiration Date: February 20, 2015*	(1,660)
(10)	ABBVIE, Inc. Exercise Price: $62.50, Expiration Date: January 17, 2015*	(3,500)
(10)	Aflac, Inc. Exercise Price: $62.50, Expiration Date: January 17, 2015*	(240)
(12)	Archer-Daniels-Midland Co. Exercise Price: $55, Expiration Date: January 17, 2015*	(156)
(19)	AT&T, Inc. Exercise Price: $37, Expiration Date: January 17, 2015*	(19)
(12)	Automatic Data Processing, Inc. Exercise Price: $87.50, Expiration Date: May 15, 2015*	(1,800)
(7)	Becton, Dickinson and Co. Exercise Price: $145, Expiration Date: March 20, 2015*	(1,946)
(10)	Brown-Forman Corp. - Class B Exercise Price: $95, Expiration Date: March 20, 2015*	(550)
(4)	C.R. Bard, Inc. Exercise Price: $155, Expiration Date: January 17, 2015*	(4,440)
(8)	Cardinal Health, Inc. Exercise Price: $80, Expiration Date: January 17, 2015*	(2,200)
(5)	Chevron Corp. Exercise Price: $130, Expiration Date: January 17, 2015*	(5)

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(7)	Chubb Corp. Exercise Price: $95, Expiration Date: January 17, 2015*	$(7,063)
(20)	Cincinnati Financial Corp. Exercise Price: $55, Expiration Date: March 20, 2015*	(700)
(10)	Cintas Corp. Exercise Price: $69.15, Expiration Date: January 17, 2015*	(9,000)
(7)	Clorox Co. Exercise Price: $92.50, Expiration Date: January 17, 2015*	(9,198)
(20)	Coca-Cola Co. Exercise Price: $46, Expiration Date: February 20, 2015*	(280)
(10)	Colgate-Palmolive Co. Exercise Price: $67.50, Expiration Date: January 17, 2015*	(2,640)
(11)	Consolidated Edison, Inc. Exercise Price: $60, Expiration Date: January 17, 2015*	(7,810)
(15)	Dover Corp. Exercise Price: $80, Expiration Date: March 20, 2015*	(825)
(5)	Ecolab, Inc. Exercise Price: $120, Expiration Date: January 17, 2015*	(75)
(10)	Emerson Electric Co. Exercise Price: $67.50, Expiration Date: January 17, 2015*	(50)
(6)	Exxon Mobil Corp. Exercise Price: $100, Expiration Date: January 17, 2015*	(24)
(11)	Franklin Resources, Inc. Exercise Price: $59.50, Expiration Date: January 17, 2015*	(88)
(9)	Genuine Parts Co. Exercise Price: $110, Expiration Date: May 15, 2015*	(2,880)
(20)	HCP, Inc. Exercise Price: $45, Expiration Date: April 17, 2015*	(2,540)
(17)	Hormel Foods Corp. Exercise Price: $55, Expiration Date: March 20, 2015*	(935)
(8)	Johnson & Johnson Exercise Price: $110, Expiration Date: April 17, 2015*	(1,192)
(1)	Kimberly Clark Corp. Exercise Price: $110, Expiration Date: January 17, 2015*	(1,020)
(24)	Leggett & Platt, Inc. Exercise Price: $45, Expiration Date: March 20, 2015*	(1,920)
(20)	Lowe's Cos. Exercise Price: $65, Expiration Date: April 17, 2015*	(10,800)
(13)	McCormick & Co. Exercise Price: $80, Expiration Date: March 20, 2015*	(1,027)
(7)	McDonald's Corp. Exercise Price: $97.50, Expiration Date: January 17, 2015*	(532)
(7)	McGraw Hill Financial, Inc. Exercise Price: $90, Expiration Date: January 17, 2015*	(560)

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(10)	Medtronic, Inc. Exercise Price: $70, Expiration Date: January 17, 2015*	$(3,160)
(12)	Nucor Corp. Exercise Price: $60, Expiration Date: January 17, 2015*	(12)
(17)	Pentair PLC Exercise Price: $70, Expiration Date: May 15, 2015*	(4,250)
(10)	PepsiCo, Inc. Exercise Price: $100, Expiration Date: April 17, 2015*	(1,040)
(3)	PPG Industries, Inc. Exercise Price: $210, Expiration Date: January 17, 2015*	(6,420)
(8)	Procter & Gamble Co. Exercise Price: $87.50, Expiration Date: January 17, 2015*	(3,320)
(3)	Sherwin-Williams Co. Exercise Price: $220, Expiration Date: January 17, 2015*	(12,660)
(2)	Sigma-Aldrich Corp. Exercise Price: $105, Expiration Date: January 17, 2015*	(6,020)
(7)	Stanley Black & Decker, Inc. Exercise Price: $95, Expiration Date: January 17, 2015*	(1,400)
(20)	Sysco Corp. Exercise Price: $41, Expiration Date: February 20, 2015*	(1,200)
(8)	T. Rowe Price Group, Inc. Exercise Price: $80, Expiration Date: January 17, 2015*	(4,640)
(10)	Target Corp. Exercise Price: $65, Expiration Date: January 17, 2015*	(11,050)
(10)	VF Corp. Exercise Price: $70, Expiration Date: January 17, 2015*	(5,500)
(2)	W.W. Grainger, Inc. Exercise Price: $260, Expiration Date: January 17, 2015*	(290)
(12)	Wal-Mart Stores, Inc. Exercise Price: $90, Expiration Date: March 20, 2015*	(1,236)
(10)	Walgreen Co. Exercise Price: $67.50, Expiration Date: January 17, 2015*	(9,300)
		(155,773)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $65,754)	$(155,773)

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.
[2]	Security segregated as cover for open written option contracts.

See accompanying Notes to Schedule of Investments.

Regal Total Return Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Note 1 – Organization
Regal Total Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek positive total return.  The Fund commenced investment operations on May 27, 2014.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Regal Total Return Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2014 (Unaudited)

(c) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

Note 3 – Federal Income Taxes
At December 31, 2014, gross unrealized appreciation and (depreciation) on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$18,666,969

Gross unrealized appreciation	$742,481
Gross unrealized depreciation	(345,517)

Net unrealized appreciation on investments	$396,964

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Regal Total Return Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2014 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$10,013,617	$-	$-	$10,013,617
Exchange-Traded Funds	5,664,274	-	-	5,664,274
Short-Term Investments	3,386,042	-	-	3,386,042
Total Investments	$19,063,933	$-	$-	$19,063,933
Liabilities
Written Options Contracts	$108,211	$47,562	$-	$155,773

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	2/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	2/27/2015

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	2/27/2015

* Print the name and title of each signing officer under his or her signature.